Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Tantan Limited [Member] CNY (¥)	Common Stock [Member] CNY (¥) shares	Common Stock [Member] Tantan Limited [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] Qool Media Hong Kong Limited. [Member] CNY (¥)	Additional Paid-in Capital [Member] Tantan Limited [Member] CNY (¥)	Treasury Stock [Member] CNY (¥)	(Accumulated Deficit)/ Retained Earning [Member] CNY (¥)	Accumulated Other Comprehensive Income [Member] CNY (¥)	Non-controlling Interests [Member] CNY (¥)	Non-controlling Interests [Member] Qool Media Hong Kong Limited. [Member] CNY (¥)
Balance at Dec. 31, 2017	¥ 6,752,100			¥ 260		¥ 4,472,666			¥ (402,267)	¥ 2,545,379	¥ 117,525	¥ 18,537
Balance, Shares at Dec. 31, 2017 | shares				398,425,309
Net income	2,788,547									2,815,775		(27,228)
Share-based compensation	494,036					398,493						95,543
Capital injection from non-controlling interest shareholder of Ninbo Hongyi Equity Investment L.P	22											22
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	¥ 5,285			¥ 7		5,278
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units, shares | shares	10,122,318	10,122,318		10,122,318
Transfer of non-controlling interest of QOOL HK							¥ (2,811)						¥ 2,811
Share issued connection with the acquisition of Tantan Limited	¥ 784,215		¥ 784,215		¥ 3			¥ 784,212
Share issued connection with the acquisition of Tantan Limited, shares | shares					5,328,853
Foreign currency translation adjustment	198,654										196,039	2,615
Balance at Dec. 31, 2018	11,022,859			¥ 270		5,657,838			(402,267)	5,361,154	313,564	92,300
Balance, Shares at Dec. 31, 2018 | shares				413,876,480
Net income	2,960,768									2,970,890		(10,122)
Share-based compensation	611,262					506,758						104,504
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	¥ 187			¥ 2		185
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units, shares | shares	3,402,830	3,402,830		3,402,830
Cash Dividends	¥ (867,459)									(867,459)
Foreign currency translation adjustment	(8,835)										(10,877)	2,042
Balance at Dec. 31, 2019	13,718,782			¥ 272		6,164,781			(402,267)	7,464,585	302,687	188,724
Balance, Shares at Dec. 31, 2019 | shares				417,279,310
Net income	2,100,392	$ 321,900								2,103,484		(3,092)
Repurchase of shares	(330,207)								(330,207)
Share-based compensation	611,796					578,167						33,629
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	¥ 226			¥ 2		224
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units, shares | shares	1,883,774	1,883,774		1,883,774
Cash Dividends	¥ (1,123,983)									(1,123,983)
Foreign currency translation adjustment	(141,677)	$ (21,713)									(118,765)	(22,912)
Balance at Dec. 31, 2020	¥ 14,835,329	$ 2,273,614		¥ 274		¥ 6,743,172			¥ (732,474)	¥ 8,444,086	¥ 183,922	¥ 196,349
Balance, Shares at Dec. 31, 2020 | shares				419,163,084